PIMCO Variable Insurance Trust

Supplement Dated August 31, 2017 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M

Prospectus, each dated April 28, 2017, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective October 2, 2017, the advisory fee for the Portfolio, stated as a percentage of the Portfolio’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Portfolio’s Management Fees decreasing by 0.05% for each share class of the Portfolio. Accordingly, effective October 2, 2017, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Example following the table in the “Portfolio Summaries” section, and to the “Management of the Portfolios—Management Fees—Management Fee” and “Management of the Portfolios—Management Fees—Advisory Fee” sections.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_083117

PIMCO Variable Insurance Trust

Supplement Dated August 31, 2017 to the

PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, PIMCO Unconstrained

Bond Portfolio Institutional Class Prospectus, PIMCO Unconstrained Bond Portfolio Advisor Class

Prospectus and PIMCO Unconstrained Bond Portfolio Class M Prospectus, each dated April 28,

2017, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective October 2, 2017, the advisory fee for the Portfolio, stated as a percentage of the Portfolio’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Portfolio’s Management Fees decreasing by 0.05% for each share class of the Portfolio. Accordingly, effective October 2, 2017, corresponding changes are made to the Portfolio’s Annual Portfolio Operating Expenses table and the Expense Example following the table in the “Portfolio Summary” section, and to the “Management of the Portfolio—Management Fees” section.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_083117

PIMCO Variable Insurance Trust

Supplement Dated August 31, 2017 to the

Statement of Additional Information dated April 28, 2017, as supplemented from time to time

(the “SAI”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective October 2, 2017, the advisory fee for the Portfolio, stated as a percentage of the Portfolio’s average daily net assets, will decrease by 0.05%. This advisory fee reduction will result in the Portfolio’s Management Fees decreasing by 0.05% for each share class of the Portfolio. Accordingly, effective October 2, 2017, corresponding changes are made to the “Management of the Trust—Advisory Fee Rates” section.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_083117